Jointly Owned Generation Units (Details)	Dec. 31, 2016 USD ($) MW	Apr. 13, 2016 USD ($)
Cleco Power [Member]
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 539,014,000
Accumulated depreciation	298,990,000
Construction work in progress	$ 3,359,000
Nameplate capacity (MW) | MW	3,310
Cleco Power [Member] | Rodemacher Unit #2 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 144,316,000
Accumulated depreciation	75,710,000
Construction work in progress	$ 166,000
Ownership interest percentage (in hundredths)	30.00%
Nameplate capacity (MW) | MW	523
Ownership interest (MW) | MW	157
Cleco Power [Member] | Dolet Hills [Member]
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 394,698,000
Accumulated depreciation	223,280,000
Construction work in progress	$ 3,193,000
Ownership interest percentage (in hundredths)	50.00%
Nameplate capacity (MW) | MW	650
Ownership interest (MW) | MW	325
Successor [Member]
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 247,337,000
Accumulated depreciation	7,313,000	$ 0
Construction work in progress	3,359,000
Successor [Member] | Rodemacher Unit #2 [Member]
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	70,136,000
Accumulated depreciation	1,530,000
Construction work in progress	$ 166,000
Ownership interest percentage (in hundredths)	30.00%
Nameplate capacity (MW) | MW	523
Ownership interest (MW) | MW	157
Successor [Member] | Dolet Hills [Member]
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 177,201,000
Accumulated depreciation	5,783,000
Construction work in progress	$ 3,193,000
Ownership interest percentage (in hundredths)	50.00%
Nameplate capacity (MW) | MW	650
Ownership interest (MW) | MW	325